SCHEDULE OF REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Oil and gas properties - not subject to amortization	$ 7,341,252	$ 5,836,232	$ 5,583,720	$ 5,583,720
Advance to operators	$ 1,365,148	$ 1,900,000	1,900,000	1,900,000
Previously Reported [Member]
Oil and gas properties - not subject to amortization			7,483,720	7,483,720
Advance to operators
Revision of Prior Period, Adjustment [Member]
Oil and gas properties - not subject to amortization			(1,900,000)	(1,900,000)
Advance to operators			$ 1,900,000	$ 1,900,000